CONDENSED CONSOLIDATED BALANCE SHEETS (Q1) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 35,717	$ 34,350		$ 28,583
Accounts receivable, net	7,893	11,158		17,438
Prepaid expenses and other current assets	6,651	5,978		8,962
Total current assets	50,261	51,486		54,983
Property and equipment, net	25,766	24,255		24,928
Goodwill	68,368	68,368		68,368
Intangible assets, net	2,369	2,507		10,339
Right-of-use assets	14,441	15,629		31,447
Other assets	4,644	4,776		8,970
Total assets	165,849	167,021		199,035
Current liabilities
Accounts payable and accrued expenses	16,553	21,182		33,635
Deferred revenue	5,786	5,918		6,256	$ 8,100
Operating lease liabilities, current	5,900	6,493		6,334
Tax receivable agreement liability, current	1,756	122		0
Other current liabilities		0		98
Total current liabilities	29,995	33,715		46,323
Operating lease liabilities, non-current	25,414	26,550		33,043
Tax receivable agreement liability, non-current	543	1,634		500
Warrant liability	1,435	585	$ 1,365	2,090	27,460
Other long-term liabilities	1,634	1,386		2,302
Total liabilities	59,021	63,870		84,258
Commitments and contingencies (Note 4)
Stockholders' equity
Preferred Stock - $0.0001 par value; 75,000,000 shares authorized; no shares issued and outstanding at March 31, 2024 and December 31, 2023	0	0		0
Additional paid-in capital	84,056	80,884		67,986
Accumulated deficit	(63,278)	(64,518)		(54,620)
Total WM Technology, Inc. stockholders' equity	20,792	16,380		13,380
Noncontrolling interests	86,036	86,771		101,397
Total stockholders' equity	106,828	103,151	$ 115,239	114,777	$ 131,940
Total liabilities and stockholders' equity	165,849	167,021		199,035
Class A Common Stock
Stockholders' equity
Common Stock	9	9		9
Class V Common Stock
Stockholders' equity
Common Stock	$ 5	$ 5		$ 5